Share-based Payments - Disclosure of reconciliation of share options (Details) - Global Blue Management Incentive Plan - Share options share in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares
Average exercise price per share option (USD)
Average exercise price per share option, outstanding at beginning of period (in USD per share) | $ / shares	$ 10.26	$ 10,980	$ 10.98	$ 10.98
Average exercise price per share option, forfeited during the period (in USD per share) | $ / shares	11.00	0	11.00	0
Average exercise price per share option, changes due to leavers and non-market conditions (in USD per share) | $ / shares	0	10.98	0	10.98
Average exercise price per share option, outstanding at end of period (in USD per share) | $ / shares	10.26	10.98	10.26	10.98
Average exercise price per share option, vested and exercisable (in USD per share) | $ / shares	10.92	0	$ 10.92	$ 0
Average exercise price per share option, vested and exercisable (in USD per share) | $ / shares	$ 11.00	$ 0
Number of options (thousands)
Number of share options outstanding at beginning of period (in shares) | share	7,980	8,457	7,980	8,457
Number of share options forfeited during the period (in shares) | share	(18)	0	(18)	0
Number of share options cancelled, changes due to leavers and non-market conditions (in shares) | share	0	(111)	0	(111)
Number of share options outstanding at end of period (in shares) | share	7,962	8,346	7,962	8,346
Number of share options vested and exercisable during the period (in shares) | share	1,147	0	1,147	0
Number of share options vested and exercisable during the period (in shares) | share	916	0